UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02328

Boulder Growth & Income Fund, Inc.

(Exact name of registrant as specified in charter)

2344 Spruce Street, Suite A, Boulder, CO 80302

(Address of principal executive offices) (Zip code)

Stephen C. Miller, Esq.

2344 Spruce Street, Suite A

Boulder, CO 80302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 444-5483

Date of fiscal year end: November 30

Date of reporting period: February 28, 2013

Item 1 – Schedule of Investments.

The Schedule of Investments is included herewith.

PORTFOLIO OF INVESTMENTS	BOULDER GROWTH & INCOME FUND, INC.
February 28, 2013 (Unaudited)

Shares	Description	Value (Note 1)

LONG TERM INVESTMENTS 96.0%
DOMESTIC COMMON STOCK 78.9%

Banks 3.8%
275,608	Wells Fargo & Co.	$9,668,329

Construction Machinery 0.7%
20,000	Caterpillar, Inc.	1,847,400
Diversified 28.8%
466	Berkshire Hathaway, Inc., Class A*	71,111,600
25,000	Berkshire Hathaway, Inc., Class B*	2,554,000

		73,665,600
Diversified Financial Services 5.9%
35,000	American Express Co.	2,175,250
4,300	Franklin Resources, Inc.	607,375
251,250	JPMorgan Chase & Co.	12,291,150

		15,073,775
Environmental Control 0.4%
30,000	Republic Services, Inc.	943,200

Healthcare Products & Services 6.0%
200,000	Johnson & Johnson	15,222,000

Manufacturing 0.5%
12,000	3M Co.	1,248,000

Mining 3.5%
279,100	Freeport-McMoRan Copper & Gold, Inc.	8,908,872

Oil & Gas 3.6%
22,200	Chevron Corp.	2,600,730
123,000	Linn Energy LLC	4,675,230
32,500	Phillips 66	2,046,200

		9,322,160
Pharmaceuticals 0.3%
20,000	Merck & Co., Inc.	854,600

Pipelines 3.3%
150,200	Enterprise Products Partners L.P.	8,511,834

Real Estate 0.4%
17,300	WP Carey & Co. LLC	1,030,907

Registered Investment Companies (RICs) 6.1%
770,270	Cohen & Steers Infrastructure Fund, Inc.	15,112,697
18,726	RMR Real Estate Income Fund	383,883

		15,496,580
Retail 8.6%
109,700	Kohl’s Corp.	5,057,170
240,000	Wal-Mart Stores, Inc.	16,987,200

		22,044,370
Software & Services 1.3%
16,000	International Business Machines Corp.	3,213,280

Shares	Description	Value (Note 1)

Technology, Hardware & Equipment 4.7%
520,100	Cisco Systems, Inc.	$10,844,085
23,000	Harris Corp.	1,105,610

		11,949,695
Tobacco Products 1.0%
45,000	Altria Group, Inc.	1,509,750
10,800	Philip Morris International, Inc.	990,900

		2,500,650
TOTAL DOMESTIC COMMON STOCK (Cost $137,840,868)		201,501,252

FOREIGN COMMON STOCK 12.6%
Beverages 3.9%
120,000	Heineken Holding NV	7,519,975
31,663	Heineken NV	2,364,101

		9,884,076
Food 1.3%
20,000	Nestle SA	1,397,632
53,000	Unilever NV	2,055,760

		3,453,392
Iron/Steel 0.3%
9,000	POSCO, ADR	726,210

Oil & Gas 0.3%
18,000	Total SA, Sponsored ADR	900,360

Pharmaceuticals 1.1%
14,500	Sanofi	1,373,975
30,000	Sanofi, ADR	1,416,300

		2,790,275
Real Estate 3.8%
283,900	Cheung Kong Holdings, Ltd.	4,414,660
104,500	Henderson Land Development Co., Ltd.	726,930
2,110,000	Midland Holdings, Ltd.	952,215
650,000	Wheelock & Co., Ltd.	3,549,371

		9,643,176
Real Estate Investment Trusts (REITs) 1.9%
5,028,490	Kiwi Income Property Trust	4,801,391

TOTAL FOREIGN COMMON STOCK (Cost $21,556,172)		32,198,880

AUCTION PREFERRED SECURITIES 0.9%
100	Gabelli Dividend & Income Trust, Series B	2,142,690

TOTAL AUCTION PREFERRED SECURITIES (Cost $2,500,000)		2,142,690

Shares	Description	Value (Note 1)

	LIMITED PARTNERSHIPS 3.6%
	Ithan Creek Partners L.P.*(1)(2)	$9,196,997

	TOTAL LIMITED PARTNERSHIPS (Cost $5,000,000)	9,196,997

	TOTAL LONG TERM INVESTMENTS (Cost $166,897,040)	245,039,819

	SHORT TERM INVESTMENTS 4.0%
	MONEY MARKET FUNDS 4.0%
10,220,020	Dreyfus Treasury & Agency Cash Management Money Market Fund, Institutional Class, 7-Day Yield - 0.010%	10,220,020

	TOTAL MONEY MARKET FUNDS (Cost $10,220,020)	10,220,020

	TOTAL SHORT TERM INVESTMENTS (Cost $10,220,020)	10,220,020

	TOTAL INVESTMENTS 100.0% (Cost $177,117,060)	255,259,839

	OTHER ASSETS AND LIABILITIES 0.0%(3)	6,344

	TOTAL NET ASSETS AVAILABLE TO COMMON AND PREFERRED STOCKHOLDERS 100.0%	255,266,183

	TAXABLE AUCTION MARKET PREFERRED STOCK (AMPS) REDEMPTION VALUE PLUS ACCRUED DIVIDENDS	(25,004,590)

	TOTAL NET ASSETS AVAILABLE TO COMMON STOCKHOLDERS	$230,261,593

*	Non-income producing security.
(1)	Restricted Security; these securities may only be resold in transactions exempt from registration under the Securities Act of 1933.
(2)

Fair valued security under procedures established by the Fund’s Board of Directors. Total value of fair valued securities as of February 28, 2013 was $9,196,997 or 3.6% of Total Net Assets Available to Common and Preferred Stockholders.

(3)	Less than 0.05% of Total Net Assets Available to Common and Preferred Stockholders.

Percentages are stated as a percent of the Total Net Assets Available to Common and Preferred Stockholders.

Common Abbreviations:
ADR - American Depositary Receipt.
LLC - Limited Liability Company.
L.P. - Limited Partnership.
Ltd. - Limited.
NV - Naamloze Vennootchap is the Dutch term for a public limited liability corporation.
SA - Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.

Regional Breakdown as a % of Total Net Assets Available to Common and Preferred Stockholders

United States	87.4%
Netherlands	4.7%
Hong Kong	3.8%
New Zealand	1.9%
France	1.4%
Switzerland	0.5%
South Korea	0.3%
Other Assets and Liabilities	0.0%(1)

(1)	Less than 0.05% of Total Net Assets Available to Common and Preferred Stockholders.

See Accompanying Notes to Quarterly Portfolio of Investments.

Boulder Growth & Income Fund, Inc.

Notes to Quarterly Portfolio of Investments

February 28, 2013 (Unaudited)

Note 1. Valuation and Investment Practices

Portfolio Valuation: Equity securities for which market quotations are readily available (including securities listed on national securities exchanges and those traded over-the-counter) are valued based on the last sales price at the close of the applicable exchange. If such equity securities were not traded on the valuation date, but market quotations are readily available, they are valued at the bid price provided by an independent pricing service or by principal market makers. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the closing bid and asked prices, or based on a matrix system which utilizes information (such as credit ratings, yields and maturities) from independent pricing services, principal market maker or other independent sources. Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates fair value.

The Board of Directors (the “Board”) has delegated to the advisers, through approval of the appointment of the members of the advisers’ Valuation Committee, the responsibility of determining fair value of any security or financial instrument owned by Boulder Growth & Income Fund, Inc. (the “Fund”) for which market quotations are not readily available or where the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the advisers, does not represent fair value (“Fair Value Securities”). The advisers use a third-party pricing consultant to assist the advisers in analyzing, developing, applying and documenting a methodology with respect to certain Fair Value Securities. The advisers and their valuation consultant, as appropriate, use various valuation techniques that utilize both observable and unobservable inputs including net asset value. In such circumstances, the advisers are responsible for (i) identifying Fair Value Securities, (ii) analyzing the Fair Value Security and developing, applying and documenting a methodology for valuing Fair Value Securities, and (iii) periodically reviewing the appropriateness and accuracy of the methods used in valuing Fair Value Securities. The appointment of any officer or employee of the advisers to the Valuation Committee shall be promptly reported to the Board and ratified by the Board at its next regularly scheduled meeting. The advisers are responsible for reporting to the Board, on a quarterly basis, valuations and certain findings with respect to the Fair Value Securities. Such valuations and findings are reviewed by the entire Board on a quarterly basis.

The Fund’s investment in an unregistered pooled investment vehicle (“Hedge Fund”) is valued, as a practical expedient, at the most recent estimated net asset value periodically determined by the Hedge Fund manager according to the manager’s policies and procedures based on valuation information reasonably available to the Hedge Fund manager at that time (adjusted for estimated expenses and fees accrued to the Fund since the last valuation date); provided, however, that the Pricing Committee may consider whether it is appropriate, in light of relevant circumstances, to adjust such valuation in accordance with the Fund’s valuation procedures. If the Hedge Fund does not report a value to the Fund on a timely basis, the fair value of the Hedge Fund shall be based on the most recent value reported by the Hedge Fund, as well as any other relevant information available at the time the Fund values its portfolio. As a practical matter, Hedge Fund valuations generally can be obtained from the Hedge Fund manager on a weekly basis, as of close of business Thursday, but the frequency and timing of receiving valuations for the Hedge Fund investment is subject to change at any time, without notice to investors, at the discretion of the Hedge Fund manager or the Fund.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Fund determines that developments between the close of a foreign market and the close of the New York Stock Exchange (“NYSE”) will, in its judgment, materially affect the value of some or all of its portfolio securities, the Fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the U.S. market is open. The Fund uses outside pricing services to provide it with closing prices. The advisers may consider whether it is appropriate, in light of relevant circumstances, to adjust such valuation in accordance with the Fund’s valuation procedures. The Fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. If the Fund uses adjusted prices, the Fund will periodically compare closing prices, the next day’s opening prices in the same markets and those adjusted prices as a means of evaluating its security valuation process.

Various inputs are used to determine the value of the Fund’s investments. Observable inputs are inputs that reflect the assumptions market participants would use based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions based on the best information available in the circumstances.

These inputs are summarized in the three broad levels listed below.

¡	Level 1—Unadjusted quoted prices in active markets for identical investments

¡	Level 2—Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

¡	Level 3—Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2013 in valuing the Fund’s investments carried at value:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Domestic Common Stocks	$201,501,252	$–	$–	$201,501,252
Foreign Common Stocks	32,198,880	–	–	32,198,880
Auction Preferred Securities	–	2,142,690	–	2,142,690
Limited Partnerships	–	–	9,196,997	9,196,997
Short Term Investments	10,220,020	–	–	10,220,020

TOTAL	$243,920,152	$2,142,690	$9,196,997	$255,259,839

* For detailed descriptions, see the accompanying Portfolio of Investments.

During the three months ended February 28, 2013, there were no significant transfers between Level 1 and 2 securities. The Fund evaluates transfers into or out of Level 1, Level 2 and Level 3 as of the end of the reporting period.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities at Value*	Balance as of 11/30/2012	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Transfer in and/or (out) of Level 3	Balance as of 2/28/2013
Limited Partnerships	$8,353,236	$-	$843,761	$-	$-	$9,196,997

TOTAL	$8,353,236	$-	$843,761	$-	$-	$9,196,997

*	For detailed descriptions, see the accompanying Portfolio of Investments.

The table below provides additional information about the Level 3 Fair Value Measurements as of February 28, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value (USD)	Valuation Technique	Unobservable Inputs	Range
Limited Partnerships	$9,196,997	Net Asset Value	Capital Balance

Level 3 securities consist only of the Fund’s investments in Limited Partnerships.

The significant unobservable input used in fair value measurement of the Fund’s investment in Limited Partnerships is capital balance. A change to the inputs of the formula may result in a change to the valuation

Recent Accounting Pronouncements: In December 2011, the FASB issued ASU No. 2011-11 “Related Disclosures about Offsetting Assets and Liabilities.” The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 may have on the financial statement disclosures.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded as of the ex-dividend date or for certain foreign securities when the information becomes available to the Fund. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis using the interest method.

Dividend income from investments in real estate investment trusts (“REITs”) is recorded at management’s estimate of income included in distributions received. Distributions received in excess of this amount are recorded as a reduction of the cost of investments. The actual amount of income and return of capital are determined by each REIT only after its fiscal year-end, and may differ from the estimated amounts. Such differences, if any, are recorded in the Fund’s following year.

Foreign Currency Translations: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. See Foreign Issuer Risk below.

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate prevailing at the end of the period, and purchases and sales of investment securities, income and expenses transacted in foreign currencies are translated at the exchange rate on the dates of such transactions. Foreign currency gains and losses result from fluctuations in exchange rates between trade date and settlement date on securities transactions, foreign currency transactions, and the difference between the amounts of foreign interest and dividends recorded on the books of the Fund and the amounts actually received.

The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Issuer Risk: Investment in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks may include, but are not limited to: (i) less information about non-U.S. issuers or markets may be available due to less rigorous disclosure, accounting standards or regulatory practices; (ii) many non-U.S. markets are smaller, less liquid and more volatile thus, in a changing market, the advisers may not be able to sell the Fund’s portfolio securities at times, in amounts and at prices they consider reasonable; (iii) currency exchange rates or controls may adversely affect the value of the Fund’s investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience downturns or recessions; and, (v) withholdings and other non-U.S. taxes may decrease the Fund’s return.

Concentration Risk: The Fund operates as a “non-diversified” investment company, as defined in the 1940 Act. As a result of being “non-diversified”, with respect to 50% of the Fund’s portfolio, the Fund must limit the portion of its assets invested in the securities of a single issuer to 5%, measured at the time of purchase. In addition, no single investment can exceed 25% of the Fund’s total assets at the time of purchase. A more concentrated portfolio may cause the Fund’s net asset value to be more volatile and thus may subject stockholders to more risk. Thus, the volatility of the Fund’s net asset value and its performance in general, depends disproportionately more on the performance of a smaller number of holdings than that of a more diversified fund. As a result, the Fund is subject to a greater risk of loss than a fund that diversifies its investments more broadly.

As of February 28, 2013, the Fund held more than 25% of its assets in Berkshire Hathaway, Inc., as a direct result of the market appreciation of the issuer since the time of purchase. Thus, the volatility of the Fund’s net asset value and its performance in general, depends disproportionately more on the performance of its larger positions than that of a more diversified fund. As a result, the Fund may be subject to a greater risk of loss than a fund that diversifies its investments more broadly.

Effective July 30, 2010, the Fund implemented a Board initiated and approved fundamental investment policy, which prohibits the Fund from investing more than 4% of its total assets (including leverage) in any single issuer at the time of purchase. The Fund’s holdings as of July 30, 2010 were grandfathered into the policy and so any positions already greater than 4% of total assets are exempt from this limitation.

Hedge Fund Risk: The Fund invests a portion of its assets in a Hedge Fund. The Fund’s investment in a Hedge Fund is a private entity that is not registered under the 1940 Act and has limited regulatory oversight and disclosure obligations. In addition, the Hedge Fund invests in and actively trades securities and other financial instruments using different strategies and investment techniques, which involve significant risks. These strategies and techniques may include, among others, leverage, employing various types of derivatives, short selling, securities lending, and commodities’ trading. Hedge Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Hedge Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility. These and other risks associated with Hedge Funds may cause the Fund’s net asset value to be more volatile and more susceptible to the risk of loss than that of other funds.

Use of Estimates: The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Unrealized Appreciation/ (Depreciation)

On February 28, 2013, based on cost of $179,332,547for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $78,950,740 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $3,023,448, resulting in net unrealized appreciation of $75,927,292.

Note 3. Restricted Securities

As of February 28, 2013, investments in securities included issues that are considered restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board as reflecting fair value.

Restricted securities as of February 28, 2013 are as follows:

Issuer Description	Acquisition Date	Cost	Value as of February 28, 2013	Value as Percentage of Net Assets Available to Common Stock and Preferred Shares February 28, 2013
Ithan Creek Partners, L.P.	6/2/2008	$5,000,000	$9,196,997	3.60%

Note 4. Investments in Limited Partnerships

As of February 28, 2013, the Fund had an investment in a Hedge Fund that is organized as a limited partnership. The Fund’s investment in the Hedge Fund is reported on the Portfolio of Investments under the section titled Limited Partnerships.

The Hedge Fund seeks to achieve capital appreciation through investment opportunities primarily in the financial services sector, with a particular focus on companies undergoing recapitalizations and sales of distressed assets. The Hedge Fund’s general partner, or investment manager, may, at their discretion, change the Hedge Fund’s investment objective and investment strategy at any time.

Since the investment in the limited partnership is not publicly traded, the Fund’s ability to make withdrawals from its investment is subject to certain restrictions. These restrictions include notice requirements for withdrawals and additional restrictions or charges for withdrawals within a certain time period following initial investment. In addition, there could be circumstances in which such restrictions can include the suspension or delay in withdrawals from the limited partnership, or limited withdrawals allowable only during specified times during the year. In certain circumstances a limited partner may not make withdrawals that occur within certain periods following the date of admission to the partnership. As of February 28, 2013, the Fund did not have any investments in limited partnerships in which a suspension of withdrawals was in effect.

The following table summarizes the Fund’s investment in the limited partnership as of February 28, 2013.

Description	% of Net Assets as of 2/28/13	Value as of 2/28/13	Net Unrealized Gain/(Loss) as of 2/28/13	Mgmt fees	Incentive fees	Redemption Period/ Frequency
Ithan Creek Partners, L.P.	3.60%	$9,196,997	$4,196,997	Annual rate of 1% of net assets	20% of net profits at the end of the measurement period	June 30 upon 60 days’ notice

The Fund did not have any outstanding unfunded commitments as of February 28, 2013.

Item 2 - Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Boulder Growth & Income Fund, Inc.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	April 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	April 29, 2013

By:	/s/ Nicole L. Murphey
Nicole L. Murphey, Chief Financial Officer, Chief Accounting Officer, Vice President, Treasurer, Asst. Secretary
(Principal Financial Officer)

Date:	April 29, 2013